Land, furniture and equipment - Net: Right-of-use assets of leasing assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets with property leases	$ 27,541		$ 25,753
Lease liabilities	$ 22,496		$ 22,367
Weighted average interest rates of the lessee applied to lease liabilities	14.60%		12.50%	9.70%
Corporate offices
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of contract	5 years	5 years
Amount of monthly operating lease payments	$ 592	$ 28,500
Number of months rent for security deposit	2 months	2 months
Transportation equipment
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of contract	48 months	48 months
Percentage of default monthly interest rate in the event of nonpayment of lease payment	3.00%	3.00%